CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                January 10, 2019


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:                    First Trust Series Fund
                  (Registration Nos. 333-168727 and 811-22452)
              -----------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Series Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the copy of a supplement, in the form of a sticker, to the prospectus and statement of additional information for the Registrant filed pursuant to Rule 497(e) on January 8, 2019. The Registration Statement relates to First Trust AQA(R) Equity Fund, First Trust Preferred Securities and Income Fund, First Trust Short Duration High Income Fund and First Trust/Confluence Small Cap Value Fund, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                           Very truly yours,

                                           CHAPMAN AND CUTLER LLP

                                           By: /s/ Morrison C. Warren
                                               ------------------------------
                                                   Morrison C. Warren

Enclosure